17. Financial Instruments and Financial Risk Management (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Financial assets
Cash and cash equivalents	$ 195,601	$ 387,840	$ 1,400,538	$ 3,150,776
Receivables (current)	0	6,134
Financial liabilities
Trade and other payables	$ 20,720	$ 21,072